Short-term Investments (Parenthetical) (Detail)							1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 31, 2009 Investment Contracts Held-to-maturity Security New China Trust CNY	Aug. 31, 2009 Investment Contracts Held-to-maturity Security New China Trust Quarterly Rate	Aug. 31, 2009 Investment Contracts Held-to-maturity Security New China Trust Annual Rate	Dec. 24, 2010 Investment Contracts Held-to-maturity Security Shanghai Lingang CNY	Dec. 24, 2010 Investment Contracts Held-to-maturity Security Anhui Hailuo CNY	Nov. 30, 2011 Zhonghang WanKe Co Ltd Held-to-maturity Security China Railway Trust CNY
Schedule of Held-to-maturity Securities [Line Items]
Investment contract period				2 years
Investment yield					1.50%	6.00%	4.00%	4.20%
Short Term Investments	$ 146,137,476	919,774,660	3,253,362,000	500,000,000			850,000,000	500,000,000
Shares held as securities				45,040,000
Investment Maturity Date							150 days	157 days
Invested in a real estate project									600,000,000
Expected annual interest rate									9.10%
Investment Maturity period									1 year